Financial Instruments (Carrying Value, Fair Value And Hierarchy Of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Carrying Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mutual fund investments of deferred compensation plans held in trust	$ 49,147	$ 42,465
Long-term debt and current portion of long-term debt	147,500	183,564
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mutual fund investments of deferred compensation plans held in trust	49,147	42,465
Long-term debt and current portion of long-term debt		193,032
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt and current portion of long-term debt	$ 147,500